INCOME TAXES (Narrative) (Details)	12 Months Ended
Jun. 30, 2015 USD ($)
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 33,090,136
Increase in valuation allowance	$ 2,094,182
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carry-forward expiration date	Jun. 30, 2035